Financial risk management, objectives and policies, Credit risk (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($) Vessel Counterparty Institution Customer	Dec. 31, 2019 USD ($) Vessel Counterparty	Dec. 31, 2018 Vessel Counterparty
Credit risk [Abstract]
Number of vessels chartered with counterparties | Vessel		18	5	5
Number of vessels | Vessel		27	27	27
Number of counterparties | Counterparty		10	4	4
Number of vessels operated in spot market | Vessel		9	22	22
Number of financial institutions for holding cash | Institution		6
Number of major customers | Customer		5
Current trade receivables	[1]	$ 30,060	$ 107,848
Disclosure of maximum credit exposure [Abstract]
Cash and cash equivalents		68,641	67,356
Accounts receivable and accrued revenues		30,060	107,848
Maximum credit exposure		98,700	$ 175,204
Customer One [Member]
Credit risk [Abstract]
Current trade receivables		9,380
Customer Two [Member]
Credit risk [Abstract]
Current trade receivables		6,836
Customer Three [Member]
Credit risk [Abstract]
Current trade receivables		5,962
Customer Four [Member]
Credit risk [Abstract]
Current trade receivables		2,730
Customer Five [Member]
Credit risk [Abstract]
Current trade receivables		$ 2,454

[1]	Amortized cost.